RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2020
NOTE 21 - RESEARCH AND DEVELOPMENT EXPENSES

Research and development expenses, excluding stock-based compensation and depreciation expenses, allocated to our major research and development programs are as follows:

In Thousands of US Dollars
	For the Year Ended December 31,
Research and Development Program	2020	2019	2018
Research and Development Program	$-	$4	$2
Alzheimer’s Disease: Therapeutics	-	4	-
Anti-Infectives	4	4	4
BPH (Enlarged Prostate) and Prostate Cancer Therapeutics	7,162	5,932	4,917
Tobacco Exposure Tests: NicAlert™ and TobacAlert™	1	18	2
Total	$7,167	$5,962	$4,925